Supplementary Information On Oil And Gas Exploration And Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands, bbl in Millions, MMBbls in Millions, Bcf in Billions	12 Months Ended
	Dec. 31, 2021 MXN ($) Bcf MMBbls bbl	Dec. 31, 2020 MXN ($) MMBbls Bcf	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Exploration costs for geological and geophysical studies | $	$ 10,054,253	$ 9,599,274
Estimated reserves percentage	89.00%
Remaining estimated reserve percentage	11.00%
Percentage of developed and undeveloped reserves	0.50%
Developed and undeveloped reserves increase decrease | MMBbls	6,073.0	6,041.0
Percentage of developed reserves	1.30%
Developed reserves increase decrease | MMBbls	3,648.9	3,603.4
Developed and undeveloped reserves added to offset | MMBbls	697.1
Percenatge of developed and undeveloped dry gas reserves increased	0.80%
Developed and undeveloped dry gas reserves increase decrease | Bcf	7,039.5	6,984.2
Percentage of developed dry gas reserves increase	0.30%
Developed dry gas reserves increase decrease | Bcf	3,933.7	3,922.3
Developed and undeveloped dry gas reserves added to offset | Bcf	750.9
Percentage of undeveloped dry gas reserves increase	1.40%
Undeveloped dry gas reserves increase decrease | Bcf	3,105.8	3,061.9
Exploratoroy activity in shallow waters and onshore regions incorporated | MMBbls	68.0
Increase of proved reserves | bbl	884.1
Reserve-replacement ratio	105.10%	119.70%
Reserves production ratio of proved reserves, period	8 years 9 months 18 days
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%